BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2013
Domestic
Funded Status of Benefit Plans

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥145,807	¥159,988
Service cost	9,410	10,049
Interest cost	2,506	2,324
Actuarial loss	5,056	10,558
Benefits paid	(5,646)	(6,329)
Acquisitions of Business	2,121	972
Other	734	—

Projected benefit obligations at end of year	159,988	177,562
Change in plan assets:
Fair value of plan assets at beginning of year	150,226	156,856
Actual return on plan assets	1,557	5,612
Employer’s contribution	9,147	9,651
Benefits paid	(5,585)	(6,215)
Acquisitions of Business	818	793
Other	693	—

Fair value of plan assets at end of year	156,856	166,697

Funded status	¥(3,132)	¥(10,865)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prepaid benefit cost	¥7,613	¥372
Accrued benefit liability	(10,745)	(11,237)

Net amount recognized	¥(3,132)	¥(10,865)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prior service cost	¥32,932	¥28,603
Actuarial loss	(42,454)	(49,357)

Accumulated other comprehensive loss	¥(9,522)	¥(20,754)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2012	2013
	(Yen in millions)
Accumulated benefit obligation at end of year	¥159,465	¥176,982
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥25,478	¥172,778
Accumulated benefit obligation	24,956	172,198
Fair value of plan assets	14,733	161,541

Net Periodic Pension Costs

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2011, 2012 and 2013, include the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Service cost	¥8,662	¥9,410	¥10,049
Interest cost	2,637	2,506	2,324
Expected return on plan assets	(3,255)	(3,358)	(3,467)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	772	1,140	1,510

Net periodic pension costs	¥4,487	¥5,369	¥6,087

Changes in Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2011, 2012 and 2013 mainly consist of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥(3)	¥—
Net actuarial loss incurred during the year	(5,621)	(6,857)	(8,413)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	772	1,140	1,510

Total	¥(9,178)	¥(10,049)	¥(11,232)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2014 are as follows:

Year ending March 31, 2014
(Yen in millions)
Amortization of prior service cost	¥(4,306)
Recognized actuarial loss	1,886

Plan Assets Categories

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2012				2013
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥93,969	¥—	¥93,969	¥—	¥92,160	¥—	¥92,160
Equity securities:
Domestic	1,789	—	—	1,789	1,312	—	—	1,312
International	7,836	—	—	7,836	7,740	—	—	7,740
Pooled funds(1)	—	12,638	—	12,638	—	14,119	—	14,119
Debt securities:
Corporate bonds	16,081	—	—	16,081	19,066	—	—	19,066
Pooled funds(2)	—	4,541	—	4,541	—	6,290	—	6,290
Other types of investments:
Equity long/short
Domestic(3)	—	783	—	783	—	—	—	—
International(4)	—	3,680	—	3,680	—	3,973	—	3,973
Debt long/short(5)	—	8,090	—	8,090	—	6,847	—	6,847
Real Estate funds(6)	—	—	—	—	—	—	6,015	6,015
Other	—	2,146	1,757	3,903	—	2,048	1,419	3,467
Cash and cash equivalents	3,546	—	—	3,546	5,708	—	—	5,708

Total	¥29,252	¥125,847	¥1,757	¥156,856	¥33,826	¥125,437	¥7,434	¥166,697

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.
(6)	This category includes private open-ended real estate funds.

Information about Level 3 Assets Measured at Fair Value on Recurring Basis

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2012 and 2013. Plan assets of Level 3 are invested in real estate funds and multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2012	2013
	(Yen in millions)
Balance at beginning of year	¥1,449	¥1,757
Actual return on plan assets:
Relating to assets still held at end of year	(19)	72
Relating to assets sold during the year	(45)	(26)
Purchases, sales and settlements	372	5,631

Balance at end of year	¥1,757	¥7,434

Estimated Future Benefit Payments of Plans

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2014	¥6,478
2015	6,943
2016	7,265
2017	7,591
2018	8,745
2019 to 2023	53,142

Domestic | Projected Benefit Obligation
Schedule of Assumptions Used

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate (%)	0.75-1.50	0.25-1.00

Domestic | Benefit Costs
Schedule of Assumptions Used

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
Discount rate (%)	1.00-2.00	1.00-1.75	0.75-1.50
Expected long-term rate of return on plan assets (%)	2.00-2.20	2.00-2.20	1.35-2.20

Foreign
Funded Status of Benefit Plans

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2012 and 2013:

	March 31,
	2012	2013
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥35,954	¥37,845
Service cost	293	348
Interest cost	1,764	1,667
Plan participants’ contributions	10	7
Actuarial loss	3,026	5,024
Benefits paid	(1,880)	(1,927)
Partial settlement of pension plan	—	(1,220)
Foreign exchange adjustment	(1,308)	4,798
Other	(14)	(38)

Benefit obligations at end of year	¥37,845	¥46,504

	March 31,
	2012	2013
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥18,010	¥18,751
Actual return on plan assets	787	1,887
Employer contribution	1,082	3,097
Plan participants’ contributions	10	7
Benefits paid	(845)	(911)
Partial settlement of pension plan	—	(1,220)
Foreign exchange adjustment	(279)	2,636
Other expenses	(14)	(38)

Fair value of plan assets at end of year	18,751	24,209

Funded status	¥(19,094)	¥(22,295)

Amounts Recognized in Consolidated Balance Sheets	Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2012	2013
	(Yen in millions)
Accrued benefit liability	¥(19,094)	¥(22,295)

Net amount recognized	¥(19,094)	¥(22,295)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prior service cost	¥(69)	¥(66)
Actuarial loss	(8,893)	(13,892)

Accumulated other comprehensive loss	¥(8,962)	¥(13,958)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2012	2013
	(Yen in millions)
Prior service cost	¥(69)	¥(66)
Actuarial loss	(8,893)	(13,892)

Accumulated other comprehensive loss	¥(8,962)	¥(13,958)

	March 31,
	2012	2013
	(Yen in millions)
Accumulated benefit obligation at end of year	¥36,759	¥44,741

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2012	2013
	(Yen in millions)
Projected benefit obligation	¥37,845	¥46,504
Accumulated benefit obligation	36,759	44,741
Fair value of plan assets	18,751	24,209

Net Periodic Pension Costs

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 include the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Service cost	¥311	¥293	¥348
Interest cost	1,886	1,764	1,667
Expected return on plan assets	(1,210)	(1,259)	(1,225)
Amortization of prior service cost	9	8	9
Recognized actuarial loss	250	204	422
Partial settlement of pension plan	—	—	451

Net periodic pension costs	¥1,246	¥1,010	¥1,672

Changes in Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 mainly consist of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net actuarial gain (loss) incurred during the year	¥788	¥(3,498)	¥(4,362)
Amortization of prior service cost	9	8	9
Recognized actuarial loss	250	204	422
Partial settlement of pension plan	—	—	451

Total	¥1,047	¥(3,286)	¥(3,480)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2014 are as follows:

Year ending March 31, 2014
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	945

Plan Assets Categories

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2012				2013
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥5,071	¥—	¥—	¥5,071	¥6,200	¥—	¥—	¥6,200
Debt securities:
Government bonds	350	—	—	350	453	—	—	453
Government agency bonds	—	842	—	842	—	841	—	841
Corporate bonds	—	340	—	340	—	573	—	573
Pooled separate accounts *	—	11,614	—	11,614	—	14,499	—	14,499
Other	—	477	—	477	—	1,575	—	1,575
Cash and cash equivalents	57	—	—	57	68	—	—	68

Total	¥5,478	¥13,273	¥—	¥18,751	¥6,721	¥17,488	¥—	¥24,209

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Estimated Future Benefit Payments of Plans	Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2014	¥2,278
2015	2,323
2016	2,354
2017	2,391
2018	2,413
2019 to 2023	12,391

Foreign | Projected Benefit Obligation
Schedule of Assumptions Used

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate (%)	4.00-5.00	3.10-4.57
Rate of increase in compensation levels (%)	2.50-3.80	2.50-3.90

Foreign | Benefit Costs
Schedule of Assumptions Used

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 are as follows:

Years ended March 31,
	2011	2012	2013
Discount rate (%)	4.80-6.00	5.15-5.75	4.00-5.00
Rate of increase in compensation levels (%)	2.00-4.25	2.50-4.00	2.50-3.80
Expected long-term rate of return on plan assets (%)	6.50-8.50	6.40-7.75	5.52-7.75

Saving Plans
Contributions to Plans

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Contributions to the plans	¥632	¥505	¥493